Components of Accumulated Other Comprehensive Income (Loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		¥ 92,251	¥ 80,266	¥ 52,157
Other comprehensive income (loss) before reclassification		3,306	(78)	(156)
Amounts reclassified from accumulated other comprehensive income		(928)	(572)	(194)
Other comprehensive (loss) income, net of tax	$ 365	2,378	(650)	(350)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		335	(327)	(176)
Balances	18,344	119,350	92,251	80,266
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(2,026)	(1,106)	(285)
Other comprehensive income (loss) before reclassification		732	(593)	(645)
Amounts reclassified from accumulated other comprehensive income		71	0	0
Other comprehensive (loss) income, net of tax		803	(593)	(645)
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		335	(327)	(176)
Balances	(136)	(888)	(2,026)	(1,106)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		243	300	5
Other comprehensive income (loss) before reclassification		2,574	515	489
Amounts reclassified from accumulated other comprehensive income		(999)	(572)	(194)
Other comprehensive (loss) income, net of tax		1,575	(57)	295
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests		0	0	0
Balances	279	1,818	243	300
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(1,783)	(806)	(280)
Balances	$ 143	¥ 930	¥ (1,783)	¥ (806)